HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated May 11, 2011 to the Prospectus of
The Oakmark Funds dated January 28, 2011

For Oakmark Global Fund, the following replaces the fourth sentence of the first paragraph under "Principal Investment Strategy" on page 18 of the prospectus.

There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed and emerging markets.

For Oakmark Global Select Fund, the following replaces the sixth sentence of the first paragraph under "Principal Investment Strategy" on page 24 of the prospectus.

There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed and emerging markets.

For Oakmark International Fund, the following replaces the fourth sentence of the first paragraph under "Principal Investment Strategy" on page 30 of the prospectus.

There are no geographic limits on the Fund's non-U.S. investments.

For Oakmark International Small Cap Fund, the following replaces the third sentence of the second paragraph under "Principal Investment Strategy" on page 36 of the prospectus.

There are no geographic limits on the Fund's non-U.S. investments.

The following replaces the paragraph under "Portfolio Managers" on page 40 of the prospectus.

David G. Herro, C.F.A. and Michael L. Manelli, C.F.A. manage the Fund's portfolio. Mr. Herro is Chief Investment Officer of International Equity, Vice President and a portfolio manager of the Adviser. He joined the Adviser in 1992 and has managed the Fund since its inception. Mr. Manelli is a portfolio manager and analyst of the Adviser. He joined the Adviser in 2005 and has managed the Fund since May 2011.

The following replaces the information on page 51 of the prospectus under the section titled "Management of the Funds" relating to International Small Cap Fund.

International Small Cap Fund is managed by Mr. Herro and Michael L. Manelli, C.F.A. Mr. Manelli joined the Adviser as an international analyst in 2005. He holds a B.B.A. from the University of Iowa (2000).

PROSUPMAY11

HARRIS ASSOCIATES INVESTMENT TRUST

Supplement dated May 11, 2011 to the Statement of Additional Information of
The Oakmark Funds dated January 28, 2011

The following replaces the table on page 18 of the Statement of Additional Information under the section titled "Portfolio Managers — Portfolio Managers' Management of Other Accounts"

Many of the Funds' portfolio managers manage other accounts in addition to managing one or more of the Funds. The following table sets forth the number and total assets of the mutual funds and other accounts managed by each portfolio manager as of September 30, 2010, unless otherwise indicated. None of these accounts has an advisory fee based on the performance of the account.

		Registered Investment Companies (other than The Oakmark Funds)		Other Pooled Investment Vehicles		Other Accounts* (Harris Associates L.P. Separately Managed Accounts)
Name of Portfolio Manager	Funds Managed	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
William Nygren	Oakmark Select Global Select	1	$20,578,983	0	$0	0	$0
Kevin Grant	Oakmark	0	$0	0	$0	0	$0
Henry Berghoef	Select	1	$20,578,983	0	$0	0	$0
Clyde McGregor	Equity and Income Global	2	$83,470,588	5	$1,115,728,949	138	$1,758,807,184
Michael Manelli**	International Small Cap	0	$0	0	$0	0	$0
Edward Studzinski	Equity and Income	0	$0	1	$166,637,456	2	$774,730,977
Robert Taylor	Global International	4	$3,046,764,798	4	$949,091,492	9	$2,780,723,763
David Herro	Global Select International International Small Cap	5	$3,436,733,992	13	$3,053,470,136	15	$3,867,835,450

*  Personal investment accounts of portfolio managers and their families are not reflected.

**  Mr. Manelli assumed co-manager responsibilities for the Oakmark International Small Cap Fund effective May 11, 2011. Mr. Manelli did not manage any other accounts as of May 11, 2011.

The following replaces the table on page 19 of the Statement of Additional Information under the section titled "Portfolio Managers — Portfolio Managers' Ownership of Fund Shares"

The following table sets forth the dollar range of shares of the Funds beneficially owned by each Fund's portfolio manager as of September 30, 2010, unless otherwise indicated.

Fund	Name of Portfolio Manager	Dollar Range of Fund Holdings
Oakmark	William Nygren Kevin Grant	Over $1,000,000 Over $1,000,000
Select	William Nygren Henry Berghoef	Over $1,000,000 Over $1,000,000
Equity and Income	Clyde McGregor Edward Studzinski	Over $1,000,000 Over $1,000,000
Global	Clyde McGregor Robert Taylor	Over $1,000,000 Over $1,000,000
Global Select	David Herro William Nygren	Over $1,000,000 Over $1,000,000
International	David Herro Robert Taylor	Over $1,000,000 Over $1,000,000
International Small Cap	David Herro Michael Manelli*	Over $1,000,000 $100,001-$500,000

*  Mr. Manelli assumed co-manager responsibilities of the Oakmark International Small Cap Fund effective May 11, 2011.

The following replaces the table on page 24 of the Statement of Additional Information under the section titled "Trustees and Officers":

Name, Address† and Age at December 31, 2010	Position(s) with Trust	Year First Elected or Appointed to Current Position	Principal Occupation(s) Held During Past Five Years#
Thomas E. Herman**, 49	Vice President and Principal Financial Officer	2011	Chief Financial Officer, HALP and HASLP since 2010; Senior V.P., Chief Financial Officer and Treasurer, Ariel Investments, prior thereto.

David G. Herro, 50	Vice President and Portfolio Manager (Oakmark Global Select Fund, Oakmark International Fund and Oakmark International Small Cap Fund)	1992	Chief Investment Officer of International Equity, Portfolio Manager and Analyst, HALP

John J. Kane, 39	Treasurer	2005	Director—Mutual Fund and Institutional Services, HALP, since 2008; Manager—Mutual Fund and Institutional Services, HALP, since 1999

Clyde S. McGregor, 58	Vice President and Portfolio Manager (Oakmark Equity and Income Fund and Oakmark Global Fund)	1995	Portfolio Manager, HALP

Michael L. Manelli, 31***	Vice President and Portfolio Manager (Oakmark International Small Cap Fund)	2011	Portfolio Manager and Analyst, HALP

Michael J. Neary, 42	Vice President	2009	Managing Director, Marketing and Client Relations, HALP

William C. Nygren, 52	Vice President and Portfolio Manager (Oakmark Fund, Oakmark Select Fund and Oakmark Global Select Fund)	1996	Portfolio Manager and Analyst, HALP

John R. Raitt, 56	Vice President	2010	Analyst, HALP since 1996; President and Chief Executive Officer, HAI, HALP and HASLP 2003-2010

Vineeta D. Raketich, 39	Vice President	2003	Director, International Operations and Client Relations, HALP

Janet L. Reali, 59	Vice President, Secretary and Chief Legal Officer	2001	Vice President, General Counsel and Secretary, HAI, HALP and HASLP

Edward A. Studzinski, 61	Vice President and Portfolio Manager (Oakmark Equity and Income Fund)	2000	Portfolio Manager and Analyst, HALP

Robert A. Taylor, 38	Vice President and Portfolio Manager (Oakmark Global Fund and Oakmark International Fund)	2005	Director of International Research, HALP, since 2004; Portfolio Manager and Analyst, HALP

Andrew J. Tedeschi, 45	Assistant Treasurer	2008	Employee of HALP, since 2007; Accounting Manager of Mutual Fund Financial Administration, Van Kampen Funds, Morgan Stanley; Assistant Treasurer, Henderson Global North America, prior thereto

Christopher P. Wright, 36	Vice President	2005	Director of Mutual Fund Operations, HALP, since 2004

†  Unless otherwise noted, the business address of each officer and trustee listed in the tables is Two North LaSalle Street, Suite 500, Chicago, Illinois 60602-3790.

#  As used in this table, "HALP," "HAI" and "HASLP" refer to the Adviser, the general partner of the Adviser, and the Funds' distributor, respectively.

*  Ms. Rowsell is a trustee who is an "interested person" of the Trust as defined in the 1940 Act because she is an officer of the Adviser and a director of HAI.

**  Thomas E. Herman was appointed Vice President and Principal Financial Officer of the Trust effective January 19, 2011.

***  Michael L. Manelli was appointed Vice President of the Trust effective April 27, 2011.

The Adviser, on customary terms, manages investment accounts controlled by Mr. Reich.

SAISUPMAY11